Commitments and Contingencies	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 13 — Commitments and contingencies

In the ordinary course of business, the Group may be subject to certain legal proceedings, claims, and disputes that arise from the business operations. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity. As of June 30, 2024, the Group had no outstanding lawsuits nor claims.